Offerings	Sep. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, and one-half redeemable warrant (each warrant exercisable into one Class A ordinary share)
Amount Registered | shares	2,750,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 27,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,210.25
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Includes up to 2,500,000 units and 1,250,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	2,750,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable Warrants included as part of the units
Amount Registered | shares	1,375,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the redeemable warrants included as part of the Units upon exercise at $11.50 per Class A ordinary share
Amount Registered | shares	1,375,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 15,812,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,420.89
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Units, each consisting of one Class A ordinary share, and one-half redeemable warrant (each warrant exercisable into one Class A ordinary share)
Maximum Aggregate Offering Price	$ 172,500,000.00
Amount of Registration Fee	$ 26,409.75
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Includes up to 2,500,000 units and 1,250,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the redeemable warrants included as part of the Units upon exercise at $11.50 per Class A ordinary share
Maximum Aggregate Offering Price	$ 99,187,500.00
Amount of Registration Fee	$ 15,185.61
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.